Risk Management - Summary of Sensitivity Analysis for Foreign Currency Exchange Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) of profit before income tax
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase		₩ (1,885,349)	₩ (2,114,808)
10% Decrease		1,885,349	2,114,808
Increase (decrease) of shareholder's equity
Disclosure of sensitivity analysis for foreign currency exchange rates [Line Items]
10% Increase	[1]	(1,885,349)	(2,114,808)
10% Decrease	[1]	₩ 1,885,349	₩ 2,114,808

[1]	The effect on the shareholders’ equity excluding the impact of income taxes.